Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

	Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2019 £m	2018 £m
Ultimate parent	(150)	(73)	(60)	334	231	321	1,817	2,737	(2,409)	(3,854)
Fellow subsidiaries	(58)	(81)	(76)	158	169	491	34	39	(500)	(591)
Associates & joint ventures	(29)	(28)	(20)	0	—	—	2,194	1,986	(930)	(718)

	(237)	(182)	(156)	492	400	812	4,045	4,762	(3,839)	(5,163)